SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Start-up costs	$ 85,880	$ 8,127
Net operating loss carryforwards	17,140	84
Deferred related party interest expense	1,658	56
Total gross deferred tax assets	104,678	8,267
Less: valuation allowance	(104,678)	(8,267)
Deferred tax assets, net of allowance